STATEMENT OF CASH FLOWS	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ 1,419,645
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust	(16,161)
Change in fair value of warrant liabilities	(1,970,001)
Offering costs allocated to warrants	317,023
Changes in current assets and current liabilities:
Prepaid assets	(148,977)
Due to related party	34,334
Franchise tax payable	113,475
Accounts payable	5,000
Net cash used in operating activities	(245,662)
Cash Flows from Investing Activities:
Investment of cash into trust account	(100,000,000)
Net cash used in investing activities	(100,000,000)
Cash Flows from Financing Activities:
Gross proceeds	98,000,000
Proceeds from private placement	3,550,000
Proceeds from issuance of founder shares	25,000
Proceeds from issuance of promissory note to related party	95,136
Payments of offering costs	(329,713)
Net cash provided by (used in) financing activities	101,340,423
Net decrease in cash and cash equivalents	1,094,761
Cash - Ending	1,094,761
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption	86,243,120
Initial value of warrant liabilities	8,008,352
Change in value of Class A common stock subject to possible redemption	1,770,720
Change in deferred underwriter discount payable charged to additional paid in capital	$ 1,959,758